The Company (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended		110 Months Ended	113 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2017	Jan. 08, 2016	Oct. 28, 2015
Common stock outstanding shares		5,000,000		5,000,000					5,000,000
Common stock issued and outstanding per share	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock remaining shares were cancelled		3,853,600		3,853,600					3,853,600
Number of outstanding warrants issuable shares										1,800,364	158,229
Gross revenue	$ 1,070,000,000
Non-convertible debt securities		1,070,000,000		1,070,000,000					$ 1,070,000,000
Net income loss		864,621	$ (4,800,186)	(2,209,585)	$ (11,778,084)	(21,029,214)	$ (13,876,927)	$ 46,900,000	49,000,000
Estimated operating expenditure for next twelve months	$ 3,500,000	5,500,000		$ 5,500,000		$ 3,500,000		$ 3,500,000	$ 5,500,000
Non-affiliates [Member]
Market value of common stock		$ 700,000,000
October 2016 and February 2017 Note Purchase Agreement [Member]
Percentage of defer earned compensation				20.00%
October 2016 and February 2017 Note Purchase Agreement [Member] | Directors [Member]
Percentage of defer earned compensation				50.00%
Cash compensation received				$ 5,000,000
Bone Biologics Inc [Member]
Common stock issued and outstanding per share	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock converted combined number of shares				19,897,587		19,897,587
Number of outstanding warrants issuable shares	2,151,926	2,151,926		2,151,926		2,151,926		2,151,926	2,151,926
Number of shares issuable upon the conversion of debt				5,648,658		5,648,658